Events After the Reporting Period (Narrative) (Details)	12 Months Ended
	Aug. 31, 2020 Share Warrant Year $ / shares	Aug. 31, 2019 Share Year $ / shares	Aug. 31, 2018 Share Year $ / shares
Disclosure of non-adjusting events after reporting period [line items]
Number of share options granted in share-based payment arrangement | Share	7,680,000	3,020,000	2,345,000
Weighted average exercise price of share options granted in share-based payment arrangement	$ 0.08	$ 0.10	$ 0.12
Expected life (years) | Year	3.6	3.3	3.1
Number of share options cancelled | Share	290,000	893,750	70,000
Weighted average exercise price of share options forfeited	$ 0.10	$ 0.17	$ 0.44
Events After Reporting Period [Member]
Disclosure of non-adjusting events after reporting period [line items]
Number of share options granted in share-based payment arrangement | Share	350,000
Weighted average exercise price of share options granted in share-based payment arrangement	$ 0.08
Expected life (years) | Year	4.1
Number of warrants extended | Warrant	2,187,500
Exercise price of extended warrants	$ 0.12
Number of share options cancelled | Share	200,000
Weighted average exercise price of share options forfeited	$ 0.08